UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                    --------

Report for the Calendar Year or Quarter Ended:  Quarter Ended June 30, 2006
                                                ---------------------------

Check here if Amendment [_]    Amendment Number:
                                                --------------------------------

This Amendment (Check only one):    [_]   is a restatement
                                    [_]   adds new holdings entries

Institutional Investment Manager Filing This Report:
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Name:         Penske Corporation
              ------------------

Address:      2555 Telegraph Rd, Bloomfield Hills, MI 48302-0954
              --------------------------------------------------

Form 13F File Number:  28-05645
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name:   Robert H. Kurnick, Jr.
        ----------------------

Title:  President
        ----------------------

Phone:  248-648-2150
        ------------

Signature, Place, and Date of Signing:
--------------------------------------



/s/ Robert H. Kurnick, Jr.       Bloomfield Hills, MI      July 31, 2006
-----------------------------    --------------------      -------------
(Signature)                      (City, State)             (Date)


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


Report Type (Check Only One):
-----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:
---------------

Number of Other Included Managers:                          2
                                           -------------------------------------

Form 13F Information Table Entry Total:                     2
                                           -------------------------------------

Form 13F Information Table Value Total:    $             803,243
                                            ------------------------------------
                                                       (thousands)

List of Other Included Managers:
--------------------------------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries).

No.         Form 13F File Number                Name

1                                        Penske Automotive Holdings, Inc.
                                         --------------------------------
2                                        Penske Capital Partners, LLC
                                         ----------------------------


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

                                                             AMOUNT AND
                                                          TYPE OF SECURITY                                    VOTING AUTHORITY
                                                          ----------------                                    ----------------
NAME OF         TITLE      CUSIP     VALUE      SHARES OR    SH/    PUT/    INVESTMENT      OTHER         SOLE      SHARED     NONE
ISSUER         OF CLASS             (X1000)     PRN AMOUNT   PRN    CALL    DISCRETION     MANAGERS
------         --------   ------    -------     ----------   ---    ----    ----------     --------    ----------   ------     ----
United Auto     Voting    909440    $803,243    37,622,608    SH              Defined           1      37,622,608
Group, Inc.     Common     10 9



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